Mezzanine Equity and Series D Convertible Preferred Stock (Details Narrative) - USD ($)				3 Months Ended					12 Months Ended
	Jan. 17, 2020	Nov. 21, 2019	Nov. 15, 2019	Mar. 31, 2020		Dec. 31, 2019		Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018	Jun. 30, 2013
Share issued, price per share								$ 0.40
Proceeds from warrants								$ 2,565,638	$ 2,613,965
Redemption put liability				79,045	[1]	$ 267,399	[2]		267,399	[2]
Proceeds form shares								4,217,946	4,337,106
Shares issued during period, value								$ 4,217,946	$ 4,419,787
Series D Convertible Preferred Stock [Member]
Deemed dividends				$ 158,147
Cumulative dividends, percentage				8.00%
Shares issued during period, value				$ 6,281,433
Securities Purchase Agreement [Member]
Proceeds from warrants						$ 244,576
Debt conversion price per share						$ 0.40			$ 0.40
Securities Purchase Agreement [Member] | FWHC HOLDINGS, LLC [Member]
Shares issued during period, new issues, shares		146,998
Proceeds from warrants		$ 6,000,000
Convertible, beneficial conversion feature		$ 623,000
Redemption put liability				$ 79,000		$ 267,000			$ 267,000			$ 614,000
Cumulative dividends, percentage		8.00%
Securities Purchase Agreement [Member] | Series D Shares [Member] | FWHC HOLDINGS, LLC [Member]
Preferred stock, par value, per share		$ 0.001
Debt conversion price per share		0.40817
Securities Purchase Agreement [Member] | Series D Shares and Warrants [Member] | FWHC HOLDINGS, LLC [Member]
Share issued, price per share	$ 0.001	$ 0.28
Convertible, beneficial conversion feature		$ 623,045
Debt conversion price per share		$ 0.24
Beneficial conversion feature, per share		$ 0.04
Preferred stock, discount on shares		$ 3,130,146
Redemption value of preferred stock	$ 100,000	6,000,000
Purchase of shares	2,450
Preferred stock redemption discount	$ 37,207
Proceeds form shares	$ 100,000
Deemed dividends		$ 60,493
Cumulative dividends, percentage		8.00%
Shares issued during period, value		$ 6,060,493
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series D Shares [Member]
Share issued, price per share			$ 40.817
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series D Warrants [Member]
Warrant term			10 years
Number of warrants to purchase common stock			14,669,757
Warrants exercise price, per share			$ 0.75
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Maximum [Member] | Series D Shares [Member]
Shares issued during period, new issues, shares			238,871

[1]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of March 31, 2020 and December 31, 2019.
[2]	The Company did not have any assets or liabilities measured at fair value using Level 1 or 2 of the fair value hierarchy as of December 31, 2018 or 2019.